Securities Act File No. 33-69724
Investment Company Act File No. 811-8056

U.S. SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.20549

FORM N-1A

    REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933        [X]
    Pre-Effective Amendment No.
    Post-Effective Amendment No. 28

    and/or

    REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940   [X]
Amendment No. 29

(Check appropriate box or boxes)

MMA PRAXIS MUTUAL FUNDS

(Exact Name of Registrant as Specified in Charter)
303 Broadway, Suite 900
Cincinnati, Ohio 45202
(Address of Principal Executive Offices)

Registrant's Telephone Number, including Area Code: (800) 977-2947

Anthony Zacharski
Dechert LLP
90 State House Square
Hartford, Connecticut 06103
(Name and Address of Agent for Service)

COPIES TO:
Jay S. Fitton
JPMorgan Chase Bank, N.A.
303 Broadway, Suite 900
Cincinnati, Ohio 45202

It is proposed that this filing will become effective (check appropriate box)

[ ] immediately upon filing pursuant to paragraph (b)
[X] on October 23, 2009 pursuant to paragraph (b)
[ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485
[ ] on (Date) pursuant to paragraph (a)(1) of Rule 485
[ ] 75 days after filing pursuant to paragraph (a)(2)
[ ] on (Date) pursuant to paragraph (a)(2)

If appropriate, check the following box:

[X] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PART A, PART B, PART C

This Post-Effective Amendment No. 28 hereby incorporates in its entirety each of Part A, Part B, and Part C of post effective amendment number 27 to the Registration Statement of the Trust filed with the Securities and Exchange Commission on July 31, 2009.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the "1933 Act"), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b) under the 1933 Act and has caused this Post-Effective Amendment No. 28 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Goshen and the State of Indiana, on the 14th day of October, 2009.

MMA PRAXIS MUTUAL FUNDS

/s/ David Gautsche
David Gautsche, President

Pursuant to the requirements of the 1933 Act, this Post-Effective Amendment No. 28 to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

SIGNATURE	TITLE	DATE

/s/ David Gautsche	President	October 14, 2009
David Gautsche

/s/ Trent Statczar	Treasurer	October 14, 2009
Trent Statczar
(Principal Financial Officer)

/s/ Larry Miller	Trustee	October 14, 2009
Larry Miller

**	Chairman	October 14, 2009
Howard L. Brenneman	and Trustee

*	Trustee	October 14, 2009
Don Weaver

*	Trustee	October 14, 2009
Karen Klassen Harder

*	Trustee	October 14, 2009
Donald E. Showalter

*	Trustee	October 14, 2009
Bruce Harder

*	Trustee	October 14, 2009
R. Clair Sauder

*	Trustee	October 14, 2009
Candace L. Smith

*By:

/s/ Anthony Zacharski
     Anthony Zacharski
     Attorney-in-fact
     October 14, 2009

**By:

/s/ Larry Miller
     Larry Miller
     October 14, 2009

* Pursuant to Power of Attorney filed in Post-Effective Amendment No. 23 to the Registration Statement on February 14, 2007 and filed herewith.

** Pursuant to Power of Attorney filed in Post-Effective Amendment No. 23 to the Registration Statement on February 14, 2007.

Exhibits

None